Revenue and Expenses - Headcount (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Average employees over year	104,124	102,563	107,776
Employees at year-end	104,142	103,651	104,150
Percentage of female employees	39.00%	39.00%
Operating segments
Disclosure of operating segments [line items]
Number of employees with disabilities	2,572	1,482
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Average employees over year	21,342	21,099	22,872
Employees at year-end	21,443	20,947	22,976
Number of employees with disabilities	462	314
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Average employees over year	0	0	2,884
Employees at year-end	0	0	0
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Average employees over year	7,232	7,029	7,375
Employees at year-end	7,367	7,099	7,056
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Average employees over year	35,118	34,275	33,987
Employees at year-end	35,519	34,846	34,343
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Average employees over year	29,715	30,232	31,806
Employees at year-end	29,087	29,994	30,717
Other companies | Operating segments
Disclosure of operating segments [line items]
Average employees over year	10,717	9,928	8,852
Employees at year-end	10,726	10,765	9,058